INVESTMENT SECURITIES, Contractual Maturity (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Amortized Cost [Abstract]
Due within one year	$ 3
Due after one but within five years	7,213
Due after five but within ten years	7,190
Due after ten years	16,457
Amortized cost	30,863
Fair Value [Abstract]
Due within one year	3
Due after one but within five years	7,135
Due after five but within ten years	7,114
Due after ten years	16,234
Fair value	$ 30,486